ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued salaries and welfare expenses	$ 3,688	$ 3,281
Accrued professional fees	1,087	1,430
Payables to intellectual property suppliers		170
Payables to other suppliers	14,994	533
Payables to employees	6	76
Other accrued expenses	723	1,142
Accrued expenses and other current liabilities	$ 20,498	$ 6,632